Exhibit 99.1

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: February 13, 2018

DATES
Collection Period	5
Collection Period Beginning Date	1/01/2018
Collection Period Ending Date	1/31/2018
Payment Date	2/15/2018
LIBOR Determination Date	1/11/2018
LIBOR Rate	1.559%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	13.6%	$61,662,099.39	$31,533,195.13	$30,128,904.26
Class A-2-A Notes	100.0%	$225,000,000.00	$0.00	$225,000,000.00
Class A-2-B Notes	100.0%	$79,000,000.00	$0.00	$79,000,000.00
Class A-3 Notes	100.0%	$390,000,000.00	$0.00	$390,000,000.00
Class A-4 Notes	100.0%	$95,480,000.00	$0.00	$95,480,000.00

Total Securities	81.1%	$851,142,099.39	$31,533,195.13	$819,608,904.26

Overcollateralization		$52,926,817.08	$0.00	$52,926,817.08
Reserve Account Balance		$2,646,340.85	$0.00	$2,646,340.85

Net Pool Balance	82.4%	$904,068,916.47	$31,533,195.13	$872,535,721.34

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount

Class A-1 Notes	1.300%	$61,662,099.39	$66,800.61
Class A-2-A Notes	1.590%	$225,000,000.00	$298,125.00
Class A-2-B Notes	1.709%	$79,000,000.00	$112,538.79
Class A-3 Notes	1.800%	$390,000,000.00	$585,000.00
Class A-4 Notes	2.030%	$95,480,000.00	$161,520.33

		$851,142,099.39	$1,223,984.73

II. AVAILABLE FUNDS

Interest Collections	$3,436,004.07

Repurchased Interest Collections	$0.00
Principal Collections	$30,899,361.01
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$225,547.42
Liquidation Expenses*	($23,851.22)
Investment Earnings (Collections Act. Remitted to servicer)	$28,289.16
Investment Earnings (Reserve Act. Remitted to servicer)	$2,412.02

Total Collections	$34,567,762.46

Reserve Account Draw Amount	$0.00

Total Available Funds	$34,567,762.46

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$784,091.94	$784,091.94	$0.00
Class A-1 Notes	$66,800.61	$66,800.61	$0.00
Class A-2-A Notes	$298,125.00	$298,125.00	$0.00
Class A-2-B Notes	$112,538.79	$112,538.79	$0.00
Class A-3 Notes	$585,000.00	$585,000.00	$0.00
Class A-4 Notes	$161,520.33	$161,520.33	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$31,533,195.13	$31,533,195.13	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$1,026,490.66	$1,026,490.66	$0.00

	$34,567,762.46	$34,567,762.46	$0.00

Principal Payment:
	First Allocation of Principal	$0.00
	Regular Principal Distribution Amount	$31,533,195.13

Total		$31,533,195.13

FIFTH THIRD AUTO TRUST 2017-1

Statement to Securityholders

Determination Date: February 13, 2018

IV. POOL INFORMATION	Beginning of Current Period
Pool Balance	$872,535,721.34
Number of Receivables Outstanding	52,891
Weighted Average Contract Rate	4.381%
Weighted Average Remaining Term (mos)	50.56

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,646,340.85
Initial Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Target Credit Enhancement Overcollateralization Amount	$52,926,817.08
Beginning Period Overcollateralization Amount	$52,926,817.08
Ending Period Overcollateralization Amount	$52,926,817.08

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,646,340.85
Beginning Reserve Account Balance	$2,646,340.85
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,646,340.85

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$407,839.80
Realized Losses for Collection Period	$455,153.20
CHG Off Recoveries for Collection Period	$46,866.50

Net Losses for Collection Period	$408,286.70
Net Losses as % of Ending Pool Balance	0.047%
Net Loss % for 1 Period Prior	0.034%
Net Loss % for 2 Periods Prior	0.025%
Net Loss % for 3 Periods Prior	0.009%

Four-Month Average Net Loss %	0.029%

Cumulative Losses (net of recoveries) for All Collection Periods	1,040,987.74
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.098%

	# of Receivables	Amount

Receivables 30 - 59 Days Delinquent	295	6,184,070
As % of Ending Pool Balance		0.709%

Receivables 60 - 89 Days Delinquent	84	1,481,635
As % of Ending Pool Balance		0.170%

Receivables 90 - 119 Days Delinquent	39	730,509
As % of Ending Pool Balance		0.084%

Receivables 120 - 150 Days Delinquent	5	55,688
As % of Ending Pool Balance		0.006%

Receivables 150+ Days Delinquent	3	35,381
As % of Ending Pool Balance		0.004%

Total Delinquencies	426	8,487,282
As % of Ending Pool Balance		0.973%

Total Repossessions	27	611,230
Total Repossessions Life-to-Date	103	2,113,092

Total 30+ Day Delinquencies	426	8,487,282
As % of Ending Pool Balance		0.973%
Total 30+ Day Delinquencies % 1 Period Prior		0.918%
Total 30+ Day Delinquencies % 2 Periods Prior		0.776%
Total 30+ Day Delinquencies % 3 Periods Prior		0.804%
Four-Month Average Total 30+ Day Delinquency %		0.868%

* Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).